Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 366,175	€ 368,780
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 5,132	€ 6,207
Expiration Date	2023-2027	2022-2026
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 347	€ 3,257
Expiration Date	2027	2026
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 360,696	€ 359,316